(12) INVESTMENTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Campos Novos Energia S.A. ("ENERCAN") [Member]
Statement Line Items [Line Items]
Current assets	R$ 182,843	R$ 405,874
Cash and cash equivalents	48,695	288,956
Noncurrent assets	1,101,291	1,174,869
Current liabilities	291,010	196,760
Borrowings	140,090	87,560
Other financial liabilities	4,085	7,848
Noncurrent liabilities	629,850	229,085
Borrowings and debentures	510,874	153,020
Other financial liabilities	25,115	26,254
Equity	363,273	1,154,897
Net operating revenue	580,430	564,966	R$ 523,055
Operational costs and expenses	(273,339)	(137,159)	(196,480)
Depreciation and amortization	(52,773)	(53,888)	(53,733)
Interest income	32,849	31,602	15,742
Interest expense	(31,135)	(36,275)	(56,049)
Income tax expense	(88,229)	(121,223)	(76,795)
Profit for the year	R$ 176,113	R$ 240,363	R$ 153,269
Equity Interests and voting capital	48.72%	48.72%	48.72%
BAESA - Energetica Barra Grande S.A. [Member]
Statement Line Items [Line Items]
Current assets	R$ 124,361	R$ 54,703
Cash and cash equivalents	17,873	18,946
Noncurrent assets	1,030,904	1,117,120
Current liabilities	121,369	116,192
Borrowings	63,154	87,032
Other financial liabilities	17,113	24,119
Noncurrent liabilities	283,456	352,142
Borrowings and debentures	0	63,196
Other financial liabilities	265,250	276,600
Equity	750,440	703,489
Net operating revenue	412,329	239,730	R$ 427,561
Operational costs and expenses	(265,955)	(76,985)	(260,004)
Depreciation and amortization	(50,621)	(51,429)	(55,342)
Interest income	4,906	9,115	8,426
Interest expense	(27,986)	(23,961)	(22,555)
Income tax expense	(25,442)	(20,401)	(5,165)
Profit for the year	R$ 47,385	R$ 39,405	R$ 10,028
Equity Interests and voting capital	25.01%	25.01%	25.01%
Chapecoense Geracao S.A. ("Chapecoense") [Member]
Statement Line Items [Line Items]
Current assets	R$ 329,721	R$ 577,296
Cash and cash equivalents	116,425	280,083
Noncurrent assets	2,745,989	2,892,371
Current liabilities	426,695	391,402
Borrowings	138,788	137,753
Other financial liabilities	67,897	78,372
Noncurrent liabilities	1,892,407	2,024,989
Borrowings and debentures	1,172,181	1,292,239
Other financial liabilities	716,986	730,494
Equity	756,608	1,053,275
Net operating revenue	829,525	789,732	R$ 729,511
Operational costs and expenses	(186,638)	(140,212)	(149,219)
Depreciation and amortization	(126,811)	(126,770)	(130,652)
Interest income	24,639	35,113	28,235
Interest expense	(183,237)	(125,192)	(132,625)
Income tax expense	(123,307)	(106,683)	(76,880)
Profit for the year	R$ 236,570	R$ 212,294	R$ 151,935
Equity Interests and voting capital	51.00%	51.00%	51.00%
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
Statement Line Items [Line Items]
Current assets	R$ 319,222	R$ 257,082
Cash and cash equivalents	74,741	85,709
Noncurrent assets	531,527	562,462
Current liabilities	157,343	172,401
Borrowings	34,299	35,555
Other financial liabilities	993	62,762
Noncurrent liabilities	242,765	259,559
Borrowings and debentures	186,373	218,891
Other financial liabilities	0	28,686
Equity	450,641	387,584
Net operating revenue	789,402	548,145	R$ 949,246
Operational costs and expenses	(518,352)	(328,093)	(729,994)
Depreciation and amortization	(35,640)	(35,075)	(32,413)
Interest income	6,102	10,329	11,275
Interest expense	(26,197)	(23,128)	(29,778)
Income tax expense	(39,892)	(28,011)	(32,869)
Profit for the year	R$ 177,458	R$ 126,665	R$ 118,734
Equity Interests and voting capital	53.34%	53.34%	53.34%